Exhibit 99.1

Permanent Monthly Report

Date of Report: 11 Jan 2008	For period from 1 Dec 2007 to 31 Dec 2007

Mortgages Trust Determination Date	2 Jan 2008
Mortgages Trust Distribution Date	4 Jan 2008
Current Funding 1 Interest Period	11 Dec 2007 to 10 Mar 2008
Current Funding 2 Interest Period	15 Oct 2007 to 15 Jan 2008

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Bank of Scotland plc
Servicer	Bank of Scotland plc
Cash Manager	Bank of Scotland plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£46,728,574,658.03
Current Principal Balance	£45,699,793,994.27
Opening Trust Assets	£100.00
Total	£45,699,794,094.27

Number of loans in pool at start of period	574,760
Current number of loans in pool	563,423

Funding 1 Issuer Notes outstanding (GBP)	£22,302,486,000.00
less Cash Accumulation Ledger balance	£—
less Funding 1 Principal Ledger balance	£761,428,392.92
less Principal Deficiency Ledger balance	£271,607.08
Funding 1 Share	£21,540,786,000.00
Funding 1 Share %	47.13630%

Funding 2 Issuer Notes outstanding (GBP)	£9,274,510,000.00
less Cash Accumulation Ledger balance	£512,170,000.00
less Funding 2 Principal Ledger balance	£44,060,000.00
less Principal Deficiency Ledger balance	£350,793.96
Funding 2 Share	£8,717,929,306.04
Funding 2 Share %	19.07688%

Seller Share	£15,441,078,688.23
Seller Share %	33.78682%
Minimum Seller Share	£3,470,093,151.13
Minimum Seller Share %	7.59324%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 4 Jan 2008

Mortgages Trust Revenue Receipts	£222,616,707.57
Mortgages Trust Principal Receipts	£1,036,219,467.91
Total received by Mortgages Trustee	£1,258,836,175.48

Revenue distribution
Amounts due to the Servicer	£1,984,364.13
Other amounts due	£—
Paid to Permanent Funding (No. 1) Limited	£106,392,778.25
Paid to Permanent Funding (No. 2) Limited	£41,588,927.06
Paid to the Seller	£72,650,638.13
£222,616,707.57

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£761,428,392.92
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£274,791,074.99
£1,036,219,467.91

Master Issuer Distribution 15 Oct 2007

Master Issuer Revenue Receipts	£150,471,765.67
Master Issuer Principal Receipts	£573,370,000.00
Total received by Master Issuer	£723,841,765.67

Revenue distribution
Amounts due to Security Trustee	£2,770.74
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£25,975.47
Amounts due to Cash Manager	£613,806.22
Amounts due to Corporate Svcs Provider	£3,585.26
Amounts due Swap Provider re Class A notes	£112,924,884.91
Interest due on Class A notes	£26,712,863.02
Amounts due Swap Provider re Class B notes	£3,068,906.68
Interest due on Class B notes	£1,907,793.81
Amounts due Swap Provider re Class C notes	£3,211,272.45
Interest due on Class C notes	£1,985,617.51
Retained by the Master Issuer	£14,289.60
£150,471,765.67

Principal distribution
Amounts due Swap Provider re Class A notes	£535,050,000.00
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£19,160,000.00
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£19,160,000.00
Principal due on Class C notes	£—
£573,370,000.00

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.50%
Current HVR2 rate	6.90%
Current Flexible Variable rate	6.65%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.55074%

Arrears & Possessions

	Aggregate outstanding		Aggregate amount of	Number of
Months in arrears	balance	% of Total	Arrears	accounts	% of Total
Current - < 1 month	£44,556,244,768.94	97.50%	£2,197,797.71	551,598	97.90%
1 - < 2 months	£505,757,502.62	1.11%	£4,108,973.27	5,278	0.94%
2 - < 3 months	£183,445,192.91	0.40%	£2,980,726.04	1,902	0.34%
3 - < 6 months	£218,802,589.38	0.48%	£6,367,768.34	2,335	0.41%
6 - < 12 months	£162,713,477.08	0.36%	£9,171,056.74	1,647	0.29%
>= 12 months	£72,830,463.34	0.16%	£7,955,227.19	663	0.12%
Total	£45,699,793,994.27	100.00%	£32,781,549.29	563,423	100.00%

	Aggregate outstanding		Number of
Properties in possession	balance	% of Total	accounts	% of Total
Brought forward	£29,297,251.26	0.06%	224	0.04%
Repossessed			38	0.01%
Sold			34	0.01%
Relinquished to borrower			2	0.00%
Carried forward	£28,415,423.58	0.06%	226	0.04%

Average time from possession to sale in days (this period)	117

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Number of
Period	Balance of accounts	accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
December 2007	2.22%	23.59%	32.32%	32.61%
November 2007	2.63%	27.36%	35.23%	33.30%
October 2007	5.00%	46.00%	35.64%	34.67%

1-	month annualised CPR is calculated as 1 - ((1-R)^ 12)
3-	month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.
12-	month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
December 2007	0.37143%
November 2007	0.36874%
October 2007	0.43082%

Excess spread is equal to the yield above, plus interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes.

Range of outstanding	Aggregate outstanding		Number of
balances at end of period	balance	% of Total	accounts	% of Total
£0 - £24,999.99	£1,280,337,917.76	2.80%	95,273	16.91%
£25,000 - £49,999.99	£4,670,200,384.30	10.22%	125,843	22.34%
£50,000 - £74,999.99	£6,292,738,582.10	13.77%	101,462	18.01%
£75,000 - £99,999.99	£6,761,233,732.93	14.79%	77,908	13.83%
£100,000 - £124,999.99	£6,156,331,843.72	13.47%	55,052	9.77%
£125,000 - £149,999.99	£5,033,783,582.91	11.01%	36,854	6.54%
£150,000 - £174,999.99	£3,766,976,828.58	8.24%	23,363	4.15%
£175,000 - £199,999.99	£2,763,250,142.32	6.05%	14,813	2.63%
£200,000 - £224,999.99	£2,102,574,292.50	4.60%	9,944	1.76%
£225,000 - £249,999.99	£1,539,563,468.18	3.37%	6,508	1.16%
£250,000 - £299,999.99	£1,991,670,904.49	4.36%	7,337	1.30%
£300,000 - £349,999.99	£1,332,871,072.63	2.92%	4,146	0.74%
£350,000 - £399,999.99	£872,569,039.79	1.91%	2,345	0.42%
£400,000 - £449,999.99	£664,136,088.76	1.45%	1,577	0.28%
£450,000 - £500,000	£465,427,476.97	1.02%	987	0.18%
>£500,000	£6,128,636.33	0.01%	11	0.00%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

The weighted average current balance is: £ 137,957.03

Range of LTV ratios at	Aggregate balance at		Number of
origination*	Origination	% of Total	accounts	% of Total
0% - 24.99%	£2,618,465,578.00	5.27%	68,343	12.13%
25% - 49.99%	£13,149,122,230.33	26.47%	193,856	34.41%
50% - 74.99%	£19,448,500,155.05	39.15%	179,232	31.81%
75% - 79.99%	£3,348,543,832.00	6.74%	26,431	4.69%
80% - 84.99%	£2,821,203,151.00	5.68%	22,199	3.94%
85% - 89.99%	£3,210,846,235.00	6.46%	25,150	4.46%
90% - 94.99%	£3,164,986,253.00	6.37%	26,809	4.76%
95% - 96.99%	£1,250,256,500.00	2.52%	14,003	2.49%
97%	£656,589,120.00	1.32%	7,383	1.31%
>97%	£3,798,675.00	0.01%	17	0.00%
Total	£49,672,311,729.38	100.00%	563,423	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is: 60.92%

Range of LTV ratios at end	Aggregate outstanding		Number of
of reporting period*	balance	% of Total	accounts	% of Total
0% - 24.99%	£5,300,802,477.20	11.60%	169,011	30.00%
25% - 49.99%	£15,763,509,684.80	34.49%	205,341	36.45%
50% - 74.99%	£17,828,006,956.17	39.01%	140,400	24.92%
75% - 79.99%	£2,721,469,994.06	5.96%	19,366	3.44%
80% - 84.99%	£2,252,942,955.76	4.93%	15,828	2.81%
85% - 89.99%	£1,236,876,540.01	2.71%	8,747	1.55%
90% - 94.99%	£481,292,375.94	1.05%	3,838	0.68%
95% - 96.99%	£61,419,250.17	0.13%	479	0.09%
97% - 99.99%	£47,251,833.81	0.10%	370	0.07%
>=100%	£6,221,926.35	0.01%	43	0.01%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is: 51.70%

	Aggregate outstanding		Number of
Region	balance	% of Total	accounts	% of Total
London & South East	£13,768,094,078.02	30.13%	113,413	20.13%
Midlands & East Anglia	£9,926,801,316.69	21.72%	122,271	21.70%
North	£6,094,131,741.56	13.34%	100,801	17.89%
North West	£5,335,661,004.00	11.68%	82,397	14.62%
South Wales & West	£6,462,466,596.85	14.14%	78,675	13.96%
Scotland	£4,055,433,705.57	8.87%	65,389	11.61%
Unknown	£57,205,551.58	0.13%	477	0.08%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

	Aggregate outstanding		Number of
Age of loans in months	balance	% of Total	accounts	% of Total
<6	£344,046.02	0.00%	2	0.00%
6 - <12	£6,706,656,822.08	14.68%	49,905	8.86%
12 - <18	£4,438,701,515.61	9.71%	36,742	6.52%
18 - <24	£6,395,477,772.89	13.99%	59,220	10.51%
24 - <30	£4,284,930,318.44	9.38%	41,436	7.35%
30 - <36	£2,696,221,790.62	5.90%	32,029	5.68%
36 - <42	£3,913,680,780.07	8.56%	45,354	8.05%
42 - <48	£3,088,803,315.42	6.76%	38,562	6.84%
48 - <54	£3,157,744,590.66	6.91%	39,393	6.99%
54 - <60	£2,058,307,806.22	4.50%	30,081	5.34%
60 - <66	£1,835,133,259.78	4.02%	28,885	5.13%
66 - <72	£1,326,790,636.52	2.90%	24,082	4.27%
>=72	£5,797,001,339.94	12.68%	137,732	24.45%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

The weighted average seasoning of the loans, in months, is: 39.41

	Aggregate outstanding		Number of
Years to maturity of loans	balance	% of Total	accounts	% of Total
< 5	£1,178,307,364.41	2.58%	42,531	7.55%
5 - <10	£3,961,451,867.94	8.67%	82,313	14.61%
10 - <15	£6,530,640,227.22	14.29%	100,215	17.79%
15 - <20	£11,594,614,219.57	25.37%	140,993	25.02%
20 - <25	£18,387,960,652.14	40.24%	159,965	28.39%
25 - <30	£3,638,484,635.94	7.96%	31,848	5.65%
30 - <35	£405,571,046.11	0.89%	5,532	0.98%
>=35	£2,763,980.94	0.01%	26	0.00%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

The weighted average remaining term of the loans, in years, is: 18.59

	Aggregate outstanding		Number of
Use of proceeds	balance	% of Total	accounts	% of Total
Purchase	£29,610,012,581.18	64.79%	370,295	65.72%
Remortgage	£16,089,781,413.09	35.21%	193,128	34.28%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

	Aggregate outstanding		Number of
Property type	balance	% of Total	accounts	% of Total
Detached	£13,567,564,832.56	29.69%	133,374	23.67%
Semi-detached	£13,444,102,414.43	29.42%	186,207	33.05%
Terraced	£12,770,739,871.40	27.94%	178,212	31.63%
Other*	£5,917,386,875.88	12.95%	65,630	11.65%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

*Primarily flats or maisonettes

	Aggregate outstanding		Number of
Origination channel	balance	% of Total	accounts	% of Total
Direct origination by Halifax	£19,064,674,900.10	41.72%	279,823	49.66%
Intermediaries	£26,546,189,605.33	58.09%	281,542	49.97%
Other channels	£88,929,488.84	0.19%	2,058	0.37%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

	Aggregate outstanding		Number of
Repayment terms	balance	% of Total	accounts	% of Total
Repayment	£27,950,525,257.34	61.16%	391,129	69.42%
Interest-only	£17,749,268,736.93	38.84%	172,294	30.58%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

	Aggregate outstanding		Number of
Payment method	balance	% of Total	accounts	% of Total
Direct debit	£33,788,774,674.92	73.94%	384,233	68.20%
Halifax payment plan	£10,048,985,094.19	21.99%	145,154	25.76%
Other	£1,862,034,225.16	4.07%	34,036	6.04%
Total	£45,699,793,994.27	100.00%	563,423	100.00%

Special rate and flexible loans

	Aggregate outstanding		Number of
Type of loan	balance	% of Total	holdings*	% of Total
Discounted variable rate loans	£—	0.00%	—	0.00%
Fixed rate loans	£28,101,482,458.86	69.57%	318,568	63.89%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£12,177,868,266.33	30.15%	178,701	35.84%
Flexible loans	£115,230,474.99	0.29%	1,327	0.27%
Total Special rate and flexible	£40,394,581,200.18	100.00%	498,596	100.00%

Distribution of fixed rate loans

	Aggregate outstanding		Number of
Fixed rate %	balance	% of Total	holdings*	% of Total
0 - 3.99%	£248,356,820.81	0.88%	8,228	2.58%
4.00 - 4.99%	£11,955,077,248.12	42.54%	102,151	32.07%
5.00 - 5.99%	£13,705,849,451.24	48.77%	169,659	53.26%
6.00 - 6.99%	£2,075,028,925.70	7.38%	34,719	10.90%
7.00 - 7.99%	£117,170,012.99	0.42%	3,811	1.20%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£28,101,482,458.86	100.00%	318,568	100.00%

Year in which current	Aggregate outstanding		Number of
fixed rate period ends	balance	% of Total	holdings*	% of Total
2008	£12,607,723,925.98	44.86%	123,835	38.87%
2009	£9,181,498,265.69	32.67%	89,798	28.19%
2010	£2,206,235,058.76	7.85%	32,518	10.21%
2011	£2,079,672,686.49	7.40%	33,334	10.46%
2012	£1,138,905,489.07	4.05%	18,579	5.83%
2013	£84,844,426.58	0.30%	1,461	0.46%
2014	£281,314,222.88	1.00%	3,810	1.20%
2015	£142,038,432.78	0.51%	3,292	1.03%
2016	£129,595,006.28	0.46%	2,072	0.65%
2017	£237,302,483.10	0.84%	3,674	1.15%
2018+	£12,352,461.25	0.04%	6,195	1.94%
Total	£28,101,482,458.86	100.00%	318,568	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

					Funding 1	Funding 2	Seller
Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Share %	Share %	Share %
3-Dec-07	£46,728,574,658.03	£22,302,486,000.00	£8,718,035,477.22	£15,708,053,180.81	47.7287%	18.6572%	33.6141%
1-Nov-07	£47,982,901,083.13	£22,687,337,768.16	£8,718,122,882.76	£16,577,440,432.21	47.2826%	18.1694%	34.5480%
1-Oct-07	£41,360,420,319.91	£22,687,744,849.94	£8,762,131,200.22	£9,910,544,269.75	54.8541%	21.1850%	23.9610%

Revenue Ledger

	Revenue receipts on
Month	the loans	GIC interest	Total
December 2007	£216,838,927.73	£5,777,779.84	£222,616,707.57
November 2007	£217,978,181.97	£6,089,677.01	£224,067,858.98
October 2007	£191,885,580.02	£9,707,306.91	£201,592,886.93

Distribution

		Other amounts per
Month	Servicer	Priority of Payments	Funding 1	Funding 2	Seller
December 2007	£1,984,364.13	£—	£106,392,778.25	£41,588,927.06	£72,650,638.13
November 2007	£1,971,900.04	£150.00	£105,921,080.30	£40,702,582.82	£75,472,145.82
October 2007	£1,756,401.41	£—	£110,510,946.70	£42,679,940.68	£46,645,598.14

Principal Ledger

	Principal receipts on the	Principal for Further
Month	loans	Advances	Total
December 2007	£586,844,527.35	£449,374,940.56	£1,036,219,467.91
November 2007	£853,235,274.64	£407,976,115.31	£1,261,211,389.95
October 2007	£1,590,941,321.31	£478,988,022.66	£2,069,929,343.97

Distribution

Month	Funding 1	Funding 2	Seller
December 2007	£761,428,392.92	£—	£274,791,074.99
November 2007	£384,624,311.10	£—	£876,587,078.85
October 2007	£—	£43,851,100.22	£2,026,078,243.75

Losses Ledger

		Funding 1 share of	Funding 2 share of
Month	Losses in month	losses	losses	Seller share of losses	Cumulative losses
December 2007	£569,064.00	£271,607.08	£106,171.18	£191,285.74	£8,429,956.56
November 2007	£481,058.79	£227,457.06	£87,405.54	£166,196.19	£7,860,892.56
October 2007	£742,117.60	£407,081.78	£157,217.24	£177,818.58	£7,379,833.77

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
December 2007	£271,607.08	£—	£271,607.08
November 2007	£227,457.06	£—	£803,688.90
October 2007	£407,081.78	£—	£576,231.84

Funding 1 Reserve Ledger

				Funding 1 Reserve
Month	Debit	Credit	Balance	Required Amount
December 2007	£—	£—	£445,000,000.00	£445,000,000.00
November 2007	£—	£—	£545,000,000.00	£445,000,000.00
October 2007	£—	£—	£545,000,000.00	£545,000,000.00

With effect from 21 November 2007 and with the consent of the Security Trustee, the Funding 1 Reserve Required Amount has been reduced to £445m, following confirmation from the Rating Agencies that the current ratings of the Notes are not adversely affected.

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
December 2007	£—	£—	£—	£150,000,000.00
November 2007	£—	£—	£—	£150,000,000.00
October 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
December 2007	£106,171.18	£—	£350,793.96
November 2007	£87,405.54	£—	£244,622.78
October 2007	£157,217.24	£—	£157,217.24

Funding 2 Reserve Ledger

				Funding 2 Reserve
Month	Debit	Credit	Balance	Required Amount
December 2007	£—	£—	£167,700,000.00	£167,700,000.00
November 2007	£—	£—	£167,700,000.00	£167,700,000.00
October 2007	£—	£—	£167,700,000.00	£167,700,000.00

Trigger Events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes Outstanding

		Original rating	Expected	Final maturity	Outstanding at start	Outstanding at end	Exchange	Reference
Issuing entity*	Notes	S&P/Moody’s/Fitch	maturity date	date	of period	of period	rate	rate	Margin
Permanent Financing No.2	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2007	10/Dec/2009	$1,750,000,000	$—	1.58049	6.61500%	0.22%
Permanent Financing No.2	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	€56,500,000	€—	1.46206	4.88400%	0.45%
Permanent Financing No.2	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	€56,500,000	€—	1.46206	4.88400%	1.45%
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	5.14625%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.14625%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.14625%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 &
			10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	6.61500%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	6.61500%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	6.61500%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 &
			10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	4.88400%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 &
			10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	5.14625%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	1.23%

Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 &
			10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	6.61500%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	6.61500%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	6.61500%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	6.61500%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 &
			10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	4.88400%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	4.88400%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	4.88400%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	5.14625%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	5.14625%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	5.14625%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	5.14625%	0.90%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 &
			10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	6.61500%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	6.61500%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	6.61500%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 &
			10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	4.88400%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	4.88400%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	4.88400%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	5.14625%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	5.14625%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	5.14625%	0.85%
Permanent Financing No.6	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007,
			11/Jun/2007,
			10/Sep/2007 &
			10/Dec/2007	12/Dec/2011	$250,000,000	$—	1.84600	6.61500%	0.09%
Permanent Financing No.6	Series 2 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	$35,800,000	$—	1.84593	6.61500%	0.14%
Permanent Financing No.6	Series 2 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	$34,700,000	$—	1.84594	6.61500%	0.45%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007,
			10/Mar/2008,
			10/Jun/2008 &
			10/Sep/2008	10/Sep/2032	£1,000,000,000	£750,000,000	—	5.14625%	0.175%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	5.14625%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	5.14625%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 &
			10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	4.88400%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	4.88400%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	4.88400%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.14625%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.14625%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	5.14625%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	5.14625%	0.80%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009,
			10/Dec/2009,
			10/Mar/2010 &
			10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	4.88400%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	4.88400%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	4.88400%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 &
			10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	5.14625%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	5.14625%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	5.14625%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 &
			12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	5.14625%	0.15%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014	$1,400,000,000	$1,400,000,000	1.83799	6.61500%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042	$69,800,000	$69,800,000	1.83781	6.61500%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042	$82,900,000	$82,900,000	1.83773	6.61500%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 &
			10/Jun/2010	10/Sep/2032	$1,000,000,000	$1,000,000,000	1.83800	6.61500%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	$52,000,000	$52,000,000	1.83746	6.61500%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	$40,400,000	$40,400,000	1.83720	6.61500%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 &
			10/Dec/2010	10/Sep/2032	€1,000,000,000	€1,000,000,000	1.49031	4.88400%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€47,200,000	€47,200,000	1.48990	4.88400%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€65,700,000	€65,700,000	1.49013	4.88400%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£400,000,000	£400,000,000	—	5.14625%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 &
			12/Dec/2011	10/Sep/2032	£600,000,000	£600,000,000	—	5.14625%	0.20%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.14625%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015	$1,750,000,000	$1,750,000,000	1.74780	6.61500%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$67,800,000	$67,800,000	1.74742	6.61500%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$72,800,000	$72,800,000	1.74748	6.61500%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 &
			10/Mar/2011	10/Jun/2033	$1,000,000,000	$1,000,000,000	1.74779	6.61500%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	$38,000,000	$38,000,000	1.74713	6.61500%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	$41,900,000	$41,900,000	1.74729	6.61500%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 &
			12/Sep/2011	10/Jun/2033	€1,600,000,000	€1,600,000,000	1.44970	4.88400%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	€61,200,000	€61,200,000	1.44955	4.88400%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	€64,600,000	€64,600,000	1.44941	4.88400%	0.50%

Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042		£750,000,000		£750,000,000	—	5.14625%	0.11%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015		$1,750,000,000		$1,750,000,000	1.86900	5.24250%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.24250%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.24250%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 &
			15/Jan/2010	15/Jul/2033	CA$	350,000,000	CA$	350,000,000	2.10691	4.91000%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015		€500,000,000		€500,000,000	1.48544	4.73200%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 &
			17/Oct/2011	15/Jul/2033		€1,750,000,000		€1,750,000,000	1.48544	4.73200%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	4.73200%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	4.73200%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 &
			15/Oct/2012	15/Jul/2033		$1,500,000,000		$1,500,000,000	1.86900	5.24250%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£500,000,000		£500,000,000	—	6.29313%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£600,000,000		£600,000,000	—	6.29313%	0.12%
Permanent Master Issuer	2007-1 1A	A-1+ / P-1 / F-1+	15/Jan/2008	15/Jan/2008		$1,000,000,000		$1,000,000,000	1.95248	5.02750%	-0.02%
Permanent Master Issuer	2007-1 1B	AA / Aa3 / AA	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.24250%	0.05%
Permanent Master Issuer	2007-1 1C	BBB / Baa2 / BBB	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.24250%	0.17%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,500,000,000		$1,500,000,000	1.95249	5.24250%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,000,000,000		$1,000,000,000	1.95248	5.24250%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	6.29313%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	6.29313%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 &
			16/Jan/2012	17/Oct/2033		€1,500,000,000		€1,500,000,000	1.48743	4.73200%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 &
			16/Jan/2012	17/Oct/2033		$1,350,000,000		$1,350,000,000	1.95248	5.24250%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	6.29313%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	6.29313%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 &
			15/Jan/2013	17/Oct/2033		£650,000,000		£650,000,000	—	6.29313%	0.10%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Credit Enhancement

Funding 1 Issuing Entities’ notes

Class	Amount (£)	% of Total	Support
Class A notes	£20,814,818,000	93.33%	8.67%
Class B notes	£724,595,000	3.25%	5.42%
Class M notes	£95,308,000	0.43%	4.99%
Class C notes	£667,765,000	2.99%	2.00%
Total notes	£22,302,486,000	100.00%
Reserve	£445,000,000	2.00%

Permanent Master Issuer notes

Class	Amount (£)	% of Total	Support
Class A notes	£8,662,190,000	93.40%	8.41%
Class B notes	£306,160,000	3.30%	5.11%
Class C notes	£306,160,000	3.30%	1.81%
Total notes	£9,274,510,000	100.00%
Reserve	£167,700,000	1.81%

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill

LP/3/3/SEC

1 Lovell Park Road

LEEDS

LS1 1NS

Tel:  +44 (0) 113 235 2176

Fax: +44 (0) 113 235 7511

e-mail: traceyhill@halifax.co.uk

Reports can be obtained from:

HBOS plc website @: www.hbosplc.com/investors/Debt/permanent_page.asp

SEC EDGAR database @: www.sec.gov/edgar.shtml

Bloomberg under ticker: Perma or Permm